Future Policy Benefits (Tables)	12 Months Ended
Dec. 31, 2010
Future Policy Benefits

The following table summarizes future policy benefits at December 31:

	2009		2010
	(in millions of Won)
Life insurance	(Won)	4,523,282	(Won)	5,486,303
Annuity contracts		1,605,018		1,875,039
Other contracts		1,770,803		2,498,456
Unpaid claims and claim adjustment expenses		411,135		487,549

	(Won)	8,310,238	(Won)	10,347,347